Exhibit 99.1

Huntington Auto Trust 2015-1
	Collection Period Beginning Date		6/1/2016
	Collection Period Ending Date		6/30/2016
	Collection Period		13
	Payment Date		7/15/2016

	1. DEAL SUMMARY
		Ratio	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—%	$—	$—	$—
(2)	Class A-2 Notes	14.3%	$63,243,521.62	$19,826,995.59	$43,416,526.03
(3)	Class A-3 Notes	62.9%	$277,300,000.00	$—	$277,300,000.00
(4)	Class A-4 Notes	17.0%	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	2.1%	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	2.0%	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.7%	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance	100.0%	$441,043,521.62	$19,826,995.59	$421,216,526.03
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$444,793,521.62	$19,826,995.59	$424,966,526.03
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$63,243,521.62	$40,054.23
(14)	Class A-3 Notes		1.24000%	$277,300,000.00	$286,543.33
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$441,043,521.62	$476,910.89
	2. AVAILABLE FUNDS
(20)	Interest Collections		$1,835,274.84
(21)	Principal Collections		$12,609,042.26
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$7,014,082.65
(24)	Liquidation Proceeds		$66,559.24
(25)	Recoveries		$65,870.38
(26)	Investment Earnings		$—
(27)	Total Collections		$21,590,829.37
(28)	Reserve Account Draw Amount		$—
(29)	Net Cap Receipt (Class A-2B)		$—
(30)	Net Cap Receipt (Class A-3B)		$—
(31)	Total Net Cap Receipt		$—
(32)	Total Available Funds		$21,590,829.37
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(33)	Servicing Fees	1.00%	$370,661.27	$370,661.27	$—
(34)	Class A-1 Notes Interest		$—	$—	$—
(35)	Class A-2 Notes Interest		$40,054.23	$40,054.23	$—
(36)	Class A-3 Notes Interest		$286,543.33	$286,543.33	$—
(37)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(38)	First Allocation of Principal		$—	$—	$—

(39)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(40)	Second Allocation of Principal		$—	$—	$—
(41)	Class C Notes Interest		$15,462.08	$15,462.08	$—
(42)	Third Allocation of Principal		$8,576,995.59	$8,576,995.59	$—
(43)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(44)	Fourth Allocation of Principal		$7,500,000.00	$7,500,000.00	$—
(45)	Reserve Account Deposit		$—	$—	$—
(46)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(47)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(48)	Remaining Funds to Certificate Holders		$916,261.62	$916,261.62	$—
			$21,590,829.37	$21,590,829.37
(49)	Principal Payment		$—
(50)	First Allocation of Principal		$—
(51)	Second Allocation of Principal		$—
(52)	Third Allocation of Principal		$8,576,995.59
(53)	Fourth Allocation of Principal		$7,500,000.00
(54)	Regular Principal Distribution Amount		$3,750,000.00
(55)	Total Principal		$19,826,995.59
	4. POOL INFORMATION
(56)	Pool Balance		$424,966,526.00
(57)	Number of Receivables Outstanding		38,138
(58)	Weighted Average Contract Rate		4.86%
(59)	Weighted Average Maturity		41.58
	5. OVERCOLLATERALIZATION INFORMATION
(60)	Specified Reserve Account Balance		$1,875,000.00
(61)	Initial Target Over Collateral ization Amount		$5,625,000.00
(62)	Target Over Collateral ization Amount		$3,750,000.00
(63)	Beginning Period O/C Amount		$3,750,000.00
(64)	Ending Period O/C Amount		$3,750,000.00
(65)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(66)	Specified Reserve Account Balance		$1,875,000.00
(67)	Beginning Reserve Account Balance		$1,875,000.00
(68)	Reserve Account Deposits		$—
(69)	Reserve Account Earnings
(70)	Distribute Earnings Collection Account		$—
(71)	Reserve Account Draws		$—
(72)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$137,277.77	19	$7,225.15
(74)	Recoveries for Collection Period		$65,870.38	54	$1,219.82
(75)	Net Losses/(Recoveries) for Collection Period		71,407.39
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$2,119,461.27
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.28259%

		6/30/2016	5/31/2016	4/30/2016	3/31/2016
(79)	Pool Balance at end of collection period	$424,966,526	$444,793,522	$465,181,152	$485,641,998
(80)	Number of receivables outstanding	38,138	39,205	40,245	41,198
(81)	Average month end Pool Balance	$434,880,024	$454,987,337	$475,411,575	$497,743,028
(82)	Realized Losses for Collection Period	$137,278	$187,798	$162,071	$375,331
(83)	Recoveries for Collection Period	$65,870	$20,159	$39,311	$101,326
(84)	Net Losses/(Recoveries) for Collection Period	$71,407	$167,639	$122,760	$274,005
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.379%	0.495%	0.409%	0.905%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.197%	0.442%	0.31%	0.661%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.41%

		6/30/2016	5/31/2016	4/30/2016	3/31/2016
(88)	Receivables 31-59 Days Delinquent	$3,782,257.91	$3,658,384.64	$3,028,406.88	$3,170,455.41
(89)	$ As % of Ending Pool Balance	0.890%	0.822%	0.651%	0.653%
(90)	# of Receivables	305	286	240	237
(91)	# As % of Ending Pool # of Receivables	0.800%	0.729%	0.596%	0.575%
(92)	Receivables 60-89 Days Delinquent	$870,192.39	$647,601.40	$486,929.76	$595,038.97
(93)	$ As % of Ending Pool Balance	0.205%	0.146%	0.105%	0.123%
(94)	# of Receivables	67	58	41	50
(95)	# As % of Ending Pool # of Receivables	0.176%	0.148%	0.102%	0.121%
(96)	Receivables 90 - 119 Days Delinquent	$238,094.00	$233,869.79	$169,816.63	$216,055.09
(97)	$ As % of Ending Pool Balance	0.056%	0.053%	0.037%	0.044%
(98)	# of Receivables	24	22	22	22
(99)	# As % of Ending Pool # of Receivables	0.063%	0.056%	0.055%	0.053%
(100)	Receivables 120+ Days Delinquent	$13,202.47	$19,744.87	$49,637.08	$77,396.48
(101)	$ As % of Ending Pool Balance	0.003%	0.004%	0.011%	0.016%
(102)	# of Receivables	2	3	5	8
(103)	# As % of Ending Pool # of Receivables	0.005%	0.008%	0.012%	0.019%
(104)	Total Delinquencies	$4,903,746.77	$4,559,600.70	$3,734,790.35	$4,058,945.95
(105)	$ As % of Ending Pool Balance	1.154%	1.025%	0.803%	0.836%
(106)	# of Receivables	398	369	308	317
(107)	# As % of Ending Pool # of Receivables	1.044%	0.941%	0.765%	0.769%
(108)	Total Repossession	$313,495.98	$216,109.50	$259,964.13	$411,847.01
(109)	# of Receivables	24	19	23	32

Name: Kim Taylor
Title: Senior Vice President
July 12, 2016